Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2021
Text block [abstract]
Summary of quantitative information about financial instruments that have yet to transition to an alternative benchmark rate
The following table shows quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at September 30, 2021.

	USD LIBOR	JPY LIBOR	GBP LIBOR	Others
	(In billions)
Carrying amount of non -derivative financial assets	¥10,017	¥1,960	¥1,627	¥206
Carrying amount of non -derivative financial liabilities	1,123	35	—	—
Derivative notional amounts	160,048	114,477	18,608	94